Condensed Consolidated Statements of Stockholders' Equity (Deficiency) (USD $)	Common Stock [Member]	Common Stock [Member] Class C common stock [Member]	Common Stock [Member] Class D common stock [Member]	Common Stock [Member] Class E common stock [Member]	Common Stock [Member] Class F common stock [Member]	Accumulated Paid-In Capital [Member]	Common stock to be issued [Member]	Subscriptions Receivable [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total	Class C common stock [Member]	Class D common stock [Member]	Class E common stock [Member]	Class F common stock [Member]
Beginning Balance at Jan. 31, 2011	$ 222,153								$ (140,259)	$ 3,407	$ 85,301
Beginning Balance (Shares) at Jan. 31, 2011	3,000,200
Issuance of common stock, net		7,363			137,569							7,363			137,569
Issuance of common stock, net (Shares)		50,000			443,331
Repurchase and cancellation of shares, net			(2)										(2)
Repurchase and cancellation of shares, net (Shares)			(5,100)
Issuance of common stock, as stock compensation				271,889										271,889
Issuance of common stock, as stock compensation (Shares)				2,580,820
Forgiveness of related party payable									22,813		22,813
Offering costs											0
Changes in foreign currency translation gains and losses										(12,879)	(12,879)
Net loss									(550,484)		(550,484)
Ending Balance at Jan. 31, 2012	638,972								(667,930)	(9,472)	(38,430)
Beginning Balance (Shares) at Jan. 31, 2012	6,069,251
Issuance of common stock for services, net				42,206										42,206
Issuance of common stock for services, net (Shares)				161,068
Issuance of common stock for extinguishment of debt, net				15,486										15,486
Issuance of common stock for extinguishment of debt, net (Shares)				63,321
Exchange of shares	(683,164)					683,164
Exchange of shares (Shares)	7,206,360
Acquisition of Search by Headlines.com Corp.	13,508					602,783					616,291
Acquisition of Search by Headlines.com Corp. (Shares)	13,508,000
Modification of share purchase warrants						20,000					20,000
Finders fee						(34,951)					(34,951)
Private placement - at $0.50	214					106,786					107,000
Private placement - at $0.50 (Shares)	214,000
Private placement - at $0.25	1,300					324,716					326,016
Private placement - at $0.25 (Shares)	1,300,000
Offering costs						(21,055)					(21,055)
Issuance of detachable warrants						20,940					20,940
Agent's warrants - convertible promissory notes						237,500					237,500
Stock based compensation						218,268	3,750				222,018
Changes in foreign currency translation gains and losses										3,227	3,227
Net loss									(1,332,996)		(1,332,996)
Ending Balance at Jan. 31, 2013	28,522					2,158,151	3,750		(2,000,926)	(6,245)	183,252
Ending Balance (Shares) at Jan. 31, 2013	28,522,000
Issuance of common stock for services, net	75					89,175					89,250
Issuance of common stock for services, net (Shares)	75,000
Shares issued pursuant to private placement repricing	214					239,466					239,680
Shares issued pursuant to private placement repricing (Shares)	214,000
Shareholder dividend						(239,680)					(239,680)
Private placements	3,093					770,157		(200,000)			573,250
Private placements (Shares)	3,093,000
Offering costs						(26,610)					(26,610)
Loss on extinguishment of debt											(485,704)
Modification of convertible debt terms and warrants						485,704					485,704
Stock based compensation						479,473					479,473
Changes in foreign currency translation gains and losses											0
Net loss									(2,680,720)		(2,680,720)
Ending Balance at Jul. 31, 2013	$ 31,904					$ 3,955,836	$ 3,750	$ (200,000)	$ (4,681,646)	$ (6,245)	$ (896,401)
Ending Balance (Shares) at Jul. 31, 2013	31,904,000